Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

	December 31, 2012	December 31, 2011
Balance at beginning of the year	1,075.4	1,295.2
Translation adjustment	(55.3)	(219.8)

Balance at end of the year	1,020.1	1,075.4